RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2018
Related Party Transaction [Line Items]
Legal expense			$ 35	$ 47	$ 58
Legal fees due		$ 9	9	9
Selling and administrative			34,924	26,201	21,583
Performance guarantee		$ 2,603	2,603	2,952
Related Party One [Member]
Related Party Transaction [Line Items]
Selling services			715	254	227
Selling and administrative			103	39
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling services			$ 110	95	52
Issuance of common stock		750,000	750,000
Issuance of stock, per share		$ 0.48	$ 0.48
Related Party Three [Member]
Related Party Transaction [Line Items]
Selling and administrative			$ 53
Related Party Four [Member]
Related Party Transaction [Line Items]
Internal audit services			$ 155	$ 144	$ 112
Board of Directors [Member]
Related Party Transaction [Line Items]
Annual Compensation	$ 50					$ 60
Annual Compensation one-time grant						$ 660
Annual Compensation forgave	$ 600
Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of common stock					2,800,000		3,350,000
Issuance of stock, per share							$ 0.66
Directors and Officers [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Issuance of stock, per share					$ 0.40
Directors and Officers [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Issuance of stock, per share					$ 0.45
Two Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees		$ 15